Receivables And Other Current Assets (Summary of Receivables And Other Current Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
18. Receivables and Other Current Assets
Customer accounts receivable - billed	$ 767	$ 570
Customer accounts receivable - unbilled	318	286
Allowance for credit losses	(21)	(22)
Capitalized transportation capacity	316	200
Income taxes receivable	8	11
Prepaid expenses	65	50
Other current assets	280	138
Receivables and other current assets	$ 1,733	$ 1,233